Provision For Reinstatement Cost (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Detailed Information About Provision for Reinstatement Cost Explanatory

	December 31, 2021	December 31, 2020
	S$’000	S$’000
At beginning of year	6,069	4,955
Additions	2,673	899
Accretion, recognized in finance cost	158	140
Payment for reinstatement	(428)	—
Currency alignment	(425)	75

At end of year	8,047	6,069

Analyzed as:
Current	3,663	452
Non-current	4,384	5,617

	8,047	6,069